FINANCIAL INVESTORS TRUST

(the “Trust”)

ALPS Asset Allocation Growth & Income

ALPS Balanced Opportunity Fund

ALPS Global Opportunity Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

ALPS | Smith Credit Opportunities Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

Kotak India Equity Fund

Supplement dated March 16, 2026

to the Statement of Additional Information

dated february 27, 2026, AS SUPPLEMENTED

Effective March 31, 2026, Mary K. Anstine will no longer serve as a Trustee of the Trust. Therefore, all references to Ms. Anstine serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE